Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	241,435,910
Proposed Maximum Offering Price per Unit | $ / shares	0.4141
Maximum Aggregate Offering Price	$ 99,978,610.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,807.05
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)	Represents an aggregate of 241,435,910 shares of Common Stock consisting of (i) 12,000,010 shares of common stock issuable upon the conversion of an aggregate of 218,182 shares of Series AA Convertible Non-Redeemable Preferred Stock, (ii) 226,335,900 shares of common stock issued upon the conversion of an aggregate of 538,895 shares of Series AAA Convertible Non-Redeemable Preferred Stock, par value $0.001 per share, (iii) 2,200,000 shares of common stock issued to LifeSci Capital LLC, and (iv) an aggregate of 900,000 shares issued to Baker Brothers Life Sciences, L.P. and 667 L.P.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on February 5, 2026, which such date is within five business days of the filing of this registration statement, of $0.4141 per share.